UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC 20549


                          FORM N-Q


    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
               MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number           811-01402
                                   _____________________________


      CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
________________________________________________________________
      (Exact name of registrant as specified in charter)




    333 SOUTH WABASH AVENUE, CHICAGO, ILLINOIS       60604
________________________________________________________________
   (Address of principal executive offices)       (Zip code)




                      LYNNE GUGENHEIM, ESQ.
       333 SOUTH WABASH AVENUE, CHICAGO, ILLINOIS 60604
________________________________________________________________
          (Name and address of agent for service)


Registrant's telephone number, including area code: 312-822-5000
                                                    ____________


Date of fiscal year end:  December 31
                          _________________



Date of reporting period: September 30, 2009
                          __________________

















ITEM 1.  Schedule of Investments
September 30, 2009 - (Unaudited)
_______________________________________________________________________
_______________________________________________________________________
(All investments are in securities of       NUMBER
 unaffiliated issuers)                    OF SHARES      FAIR VALUE ($)
_______________________________________________________________________
COMMON STOCKS   (99.6%) ..............................................

CONSUMER DISCRETIONARY  (2.8%)  --------------------------------------

MARRIOTT INTERNATIONAL, INC. - CLASS A     31,231               861,663


CONSUMER STAPLES  (14.7%) --------------------------------------------

CVS CAREMARK CORPORATION                   25,000               893,500
MOLSON COORS BREWING COMPANY - CLASS B     16,500               803,220
PEPSICO, INC.                    	   22,000             1,290,520
PHILIP MORRIS INTERNATIONAL INC.           15,000               731,100
THE PROCTER & GAMBLE COMPANY     	   14,000               810,880
                                                	   ____________
                                                	      4,529,220

ENERGY  (10.8%) ------------------------------------------------------

EXXON MOBIL CORPORATION           	   16,000             1,097,760
HALLIBURTON COMPANY                        30,000               813,600
MARATHON OIL CORPORATION		   12,000 	        382,800
SCHLUMBERGER LIMITED (**)            	   10,000               596,000
WEATHERFORD INTERNATIONAL LTD. (*)(**)     22,000               456,060
                                                 	   ____________
                                                 	      3,346,220

FINANCIALS  (4.5%)  --------------------------------------------------

JPMORGAN CHASE & CO.			   19,000	        832,580
THE BANK OF NEW YORK MELLON CORPORATION    18,868	        546,984
                                                 	   ____________
                                                 	      1,379,564

HEALTH CARE  (12.7%)  -------------------------------------------------

ABBOTT LABORATORIES			   16,500	        816,255
BAXTER INTERNATIONAL INC.                  10,000               570,100
GILEAD SCIENCES, INC. (*)                  20,000               931,600
PHARMACEUTICAL HOLDRS (SM) TRUST (***)     12,500               816,125
ST. JUDE MEDICAL, INC. (*)           	   20,000               780,200
                                                 	   ____________
                                                 	      3,914,280

INDUSTRIALS (13.6%)  -------------------------------------------------

THE BOEING COMPANY               	   10,800               584,820
CSX CORPORATION                            36,000             1,506,960
GENERAL ELECTRIC COMPANY                   35,000               574,700
L-3 COMMUNICATIONS HOLDINGS, INC.           7,000               562,240
UNITED TECHNOLOGIES CORPORATION            16,000               974,880
                                                 	   ____________
                                                 	      4,203,600

INFORMATION TECHNOLOGY  (29.4%) --------------------------------------

CISCO SYSTEMS, INC. (*)                    40,000               941,600
CORNING INCORPORATED                       35,000               535,850
GOOGLE INC. - CLASS A (*)             	    5,000             2,479,250
HEWLETT-PACKARD COMPANY                    30,000             1,416,300
MASTERCARD INCORPORATED - CLASS A          10,000             2,021,500
QUALCOMM INCORPORATED                	   15,000               674,700
VISA INC. - CLASS A                        15,000             1,036,650
                                                           ____________
                                                 	      9,105,850

MATERIALS  (7.2%) ----------------------------------------------------

E.I. DU PONT DE NEMOURS AND COMPANY        18,500               594,590
PRAXAIR, INC.                    	   20,000             1,633,800
                                                           ____________
                                                              2,228,390

TELECOMMUNICATION SERVICES  (1.5%) -----------------------------------

QWEST COMMUNICATIONS INTERNATIONAL INC.   120,000               457,200


UTILITIES  (2.4%) ----------------------------------------------------

EXELON CORPORATION               	   15,000               744,300

_______________________________________________________________________
TOTAL COMMON STOCKS                     		     30,770,287
_______________________________________________________________________

SHORT TERM BONDS/CASH EQUIVALENTS   (0.4%) ...........................

JPMORGAN U.S. GOVERNMENT AGENCY SHARES                          114,151
_______________________________________________________________________

TOTAL INVESTMENTS                            	             30,884,438
_______________________________________________________________________
_______________________________________________________________________

(*) Denotes non-income producing holdings for the nine months ended September 30, 2009.
(**)  Denotes non-U.S. domiciled companies.
(***) A trust consisting of approximately 20 common stocks.


ITEM 2. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 1940 Act)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.





ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

By: /s/ Thomas C. Scott
   ----------------------------------------------
   Thomas C. Scott
   Principal Executive Officer

Date:     November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Lawrence J. Boysen
   ----------------------------------------------
   Lawrence J. Boysen
   Principal Financial and Accounting Officer

Date:     November 20, 2009



By: /s/ Thomas C. Scott
   ----------------------------------------------
   Thomas C. Scott
   Principal Executive Officer

Date:     November 20, 2009





















EX-99.CERT 1
                                 CERTIFICATIONS

I, Thomas C. Scott, certify that:

1. I have reviewed this report on Form N-Q of Continental Assurance Company Separate Account (B);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2009

By: /s/ Thomas C. Scott
    ----------------------------------------------
    Thomas C. Scott
    Principal Executive Officer


EX-99.CERT 2
                                 CERTIFICATIONS

I, Lawrence J. Boysen, certify that:

1. I have reviewed this report on Form N-Q of Continental Assurance Company Separate Account (B);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2009

By:   /s/ Lawrence J. Boysen
      ----------------------------------------------
      Lawrence J. Boysen
      Principal Financial and Accounting Officer